Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

21. Related party balances and transactions

(a) The following is a list of related parties which the Group has balances and transactions with:

Name of entity or individual	Relationship
Mr. Gerard Kim Meng Lim (“Gerard Lim”) (b)(ii)(iii)	Chief Executive Officer and controlling shareholder

Ms. Khoo Kwai Fun (“Ms Khoo”) (b)(ii)(iv)	Spouse of the controlling shareholder and became a shareholder of the Company in January 2024

Mr. Au Say Kiat (b)(ii)(x)	Close family member of the controlling shareholder and became a shareholder of the Company in February 2024

Isa Wellness Marketing (b)(ii)(viii)	An entity controlled by a close family member of the controlling shareholder

EPetani Sdn. Bhd. (b)(ii)(ii)	Significantly influenced by Mr. Gerard Kim Meng Lim and ceased to be a related party in January 2024*

Isa Farm Sdn. Bhd.	Under common control of the controlling shareholder

Braiven Co., Ltd. (b)(ii)(vi)	Significantly influenced by key management of the Group*

HWG Cash (b)(ii)(vii)	Under common control of Mr. Lim Chun Hoo and ceased to be a shareholder in January 2024

Agroz Ventures Sdn. Bhd. (b)(ii)(i)	Significantly influenced by Agroz Group**

Agroz Vertical Farms Sdn. Bhd. (b)(ii)(v)	Significantly influenced by Agroz Group**

Agroz Asia Sdn. Bhd.	Under common control of the controlling shareholder

Ahoku Ventures Sdn. Bhd. (b)(ii)(ix)	Under common control of the controlling shareholder

*	Mr. Gerard Kim Meng Lim or key management of the Group holds a voting interest of 10% or more and has the right to participate in the financial and operating policy decisions of the applicable company, but does not have control.

**	Agroz Group’s shareholdings of 19% in each of Agroz Ventures and Agroz Vertical Farms are proxy holdings, with such shares held in trust. While shareholders holding 10% or more of the voting power in an entity are presumed to have a significant influence on the entity under Item 7B of Form 20-F, under International Accounting Standards (“IAS”) 28 and International Financial Reporting Standards (“IFRS”) 9, significant influence requires a holding of 20% or more in voting power. Agroz Group does not possess any Director nomination rights, voting power, or decision-making influence on the Board of Directors of either Agroz Ventures or Agroz Vertical Farms. Although Agroz Group meets the significant influence presumption under Item 7B of Form 20-F, it does not meet the criteria under IAS 28 and IFRS 9 for significant influence. Therefore, Agroz Group does not believe these proxy holdings should be accounted under equity method. These proxy holdings additionally do not meet the criteria of assets under IASB Framework. The Company, through its wholly owned subsidiary, Agroz Group Sdn Bhd, pursuant to agreements with each of these entities, agreed to operate vertical farms based on guidelines and instructions from Agroz Ventures and Agroz Vertical Farms’ management teams, in return for a share of such vertical farms’ revenue. Such revenue is received by Agroz Group in consideration of the services Agroz Group provides and the license it grants to use its technology. Agroz Group does not make management decisions on behalf of Agroz Ventures and Agroz Vertical Farms in the operation of such vertical farms, and in such capacity, Agroz Group exercises no control over Agroz Ventures and Agroz Vertical Farms in accordance to IFRS 10. This is because Agroz Group does not have the power or ability to direct such related parties’ activities, which activities would affect investee’s return. Agroz Group also has no purchase or funding obligations to Agroz Ventures and Agroz Vertical Farms. While IFRS 15 Revenue from Contracts with Customers will be applied for Agroz Group’s performance obligations under such agreements (i.e., operating Agroz Ventures and Agroz Vertical Farms’ vertical farms), the transaction price for Agroz Group’s performance obligations is share of revenue on inhouse produced vegetable sales revenue to other parties except Agroz as management fee. During the year ended December 31, 2024, the management fee earned on vegetable sales revenue is insignificant. There was no management fee earned for the years ended December 31, 2025 and December 31, 2023.

(b) Transactions with related parties

(i)	Key management personnel compensation

	For the year ended December 31,
	2023	2024	2025
	MYR	MYR	MYR	USD

Salaries	200,000	1,407,150	2,344,014	577,913
Contribution to social security contribution plan	9,886	29,959	937	231
	209,886	1,437,109	2,344,951	578,144
(ii)	Other transactions with related parties

	For the year ended December 31,
	2023	2024	2025
	MYR	MYR	MYR	USD
Farm solution sales to
Agroz Ventures Sdn. Bhd. (i)	4,000,000	—	—	—
Agroz Vertical Farms Sdn. Bhd. (v)	—	1,400,174	—	—

Fresh vegetable sales to
EPetani Sdn. Bhd. (ii)	1,145,443	—	—	—
Isa Wellness Marketing (viii)	327,776	32,841	—	—

Consultancy fees to
Ahoku Ventures Sdn. Bhd. (ix)	350,000	—	—	—

Commission fee to
Au Say Kiat (x)	137,912	—	—	—

Purchases of fresh produce from
EPetani Sdn. Bhd. (ii)	48,581	—	—	—
Agroz Vertical Farms Sdn. Bhd. (v)	886,100	4,115,842	4,240,909	1,045,589
Agroz Ventures Sdn. Bhd. (i)	—	274,733	265,349	65,421

Purchase of IT software from
Braiven Co., Ltd. (vi)	1,423,354	6,341,924	450,400	111,045

Expenses paid by the Group on behalf of
Agroz Vertical Farms Sdn. Bhd. (v)	1,571,296	818,196	1,485,404	366,224
Agroz Ventures Sdn. Bhd. (i)	19,000	751,695	1,228,772	302,952

Loan from
HWG Cash (vii)	1,363,000	—	—	—

Interest on a loan from
HWG Cash (vii)	17,081	27,260	22,717	5,601

Expenses paid on behalf of the Group by
Gerard Lim (iii)	350,927	240	3,864,544	952,797
Khoo Kwai Fun (iv)	110,289	120,637	47,308	11,664
HWG Cash (vii)	1,178,275	—	—	—

Payments to
EPetani Sdn. Bhd. (ii)	70,302	—	—	—
Gerard Lim (iii)	339,333	53,280	97,308	23,991
Khoo Kwai Fun (iv)	257,749	105,028	83,206	20,514
Ahoku Ventures Sdn. Bhd. (ix)	350,000	—	—	—
Au Say Kiat (x)	137,912	—	—	—
Braiven Co., Ltd. (vi)	684,684	7,040,368	413,949	102,058
Agroz Vertical Farms Sdn. Bhd. (v)	—	1,510,233	2,147,684	529,508
HWG Cash (vii)	—	70,925	2,000,000	493,097

Payments from
Agroz Ventures Sdn. Bhd. (i)	—	3,021,580	950,000	234,221
ISA Wellness Marketing (viii)	—	551,350	32,841	8,097
Agroz Vertical Farms Sdn. Bhd. (v)	—	1,300,568	—	—

Notes:

(i)	During the years ended December 31, 2023, 2024 and 2025, Agroz Group paid expenses on behalf of Agroz Ventures Sdn. Bhd. amounted to MYR 19,000, MYR 751,695 and MYR 1,228,772 (USD 302,952) respectively. During the years ended December 31, 2024 and 2025, Agroz Group also purchased fresh produce from Agroz Ventures Sdn. Bhd. amounted to MYR 274,733 and MYR 265,349 (USD 65,421) respectively. Agroz Group sold its farm solutions to Agroz Ventures Sdn. Bhd. amounted to MYR 4,000,000 during the year ended December 31, 2023. Agroz Group received payments amounted to MYR 3,021,580 and MYR 950,000 (USD 234,221) during the years ended December 31, 2024 and 2025.
(ii)	Agroz Group purchased fresh produce from EPetani Sdn. Bhd. amounting to MYR 48,581 and made payments amounted to MYR 70,302 during the year ended December 31, 2023. Also, Agroz Group sold fresh vegetables to EPetani Sdn. Bhd amounted to MYR 1,145,443 during the year ended December 31, 2023. In January 2024, Mr. Gerard Lim disposed shares in EPetani Sdn. Bhd. and EPetani Sdn. Bhd. no longer a related party to the Group. During the year ended December 31, 2024 and 2025, Agroz Group sold fresh vegetables to EPetani Sdn. Bhd amounted to MYR 7,968,903 and MYR 2,063,300 (USD 508,703).

(iii)	During the years ended December 31, 2023, 2024 and 2025, certain operating expenses of Agroz Group amounted to MYR 350,927, MYR 240 and MYR 3,864,544 (USD 952,797) respectively was paid by Mr. Gerard Lim. Agroz Group has repaid MYR 339,333, MYR 53,280 and MYR 97,308 (USD 23,991) to Mr. Gerard Lim during the years ended December 31, 2023, 2024 and 2025 respectively.

(iv)	Khoo Kwai Fun paid on behalf of Agroz Group on certain expenses amounted to MYR 110,289, MYR 120,637 and MYR 47,308 (USD 11,664) during the years ended December 31, 2023, 2024 and 2025 respectively. Agroz Group has repaid MYR 257,749, MYR 105,028 and MYR 83,206 (USD 20,514) to Khoo Kwai Fun during the years ended December 31, 2023, 2024 and 2025 respectively.

(v)	During the years ended December 31, 2023, 2024 and 2025, Agroz Group purchased fresh produce from Agroz Vertical Farms Sdn. Bhd. amounted to MYR 886,100, MYR 4,115,842 and MYR 4,240,909 (USD 1,045,589) respectively. Also, Agroz Group paid expenses on behalf of Agroz Vertical Farms Sdn. Bhd. amounted to MYR 1,571,296, MYR 818,196 and MYR 1,485,404 (USD 366,224) during the year ended December 31, 2023, 2024 and 2025. During the year ended December 31, 2024, Agroz Group sold its farm solutions to Agroz Vertical Farms Sdn. Bhd. amounted to MYR 1,400,174 and received payments amounted to MYR 1,300,568. Agroz Group repaid MYR 1,510,233 and MYR 2,147,684 (USD 529,508) during the year ended December 31, 2024 and 2025 respectively.

(vi)	Agroz Group purchased IT software from Braiven Co., Ltd. amounted to MYR 1,423,354 and paid MYR 684,684 during the year ended December 31, 2023. During the year ended December 31, 2024, Agroz Group endured the investment in IT software from Braiven Co., Ltd. amounted to MYR 6,341,924 and paid MYR 7,040,368. During the year ended December 31, 2025, Agroz Group incurred the investment in IT software from Braiven Co., Ltd. amounted to MYR 450,400 (USD 111,045) and paid MYR 413,949 (USD 102,058).

(vii)	As of December 31, 2023, amount owing to HWG Cash consists of interest-bearing borrowing amounted to MYR 1,363,000 and related interest payable MYR 17,081 (note 20), and cash advances to the Group amounted to MYR 1,178,275. During the years ended December 31, 2024 and 2025, Agroz Group incurred additional interest amounted to MYR 27,260 and MYR 22,717 (USD 5,601) (note 20) respectively to HWG Cash. Agroz Group has repaid MYR 70,925 and MYR 2,000,000 (USD 493,097) to HWG Cash during the years ended December 31, 2024 and 2025 respectively.

(viii)	During the years ended December 31, 2023 and 2024, Agroz Group sold fresh produce to ISA Wellness Marketing amounted to MYR 327,776 and MYR 32,841 respectively. Agroz Group received payments amounted to MYR 551,350 and MYR 32,841 (USD 8,097) during the years ended December 31, 2024 and 2025.

(ix)	The Group paid consultancy fees to Ahoku Ventures Sdn. Bhd. amounted to MYR 350,000 as this entity advises for design of CEA vertical farms during the year ended December 31, 2023.

(x)	The Group had paid a commission to Au Say Kiat for introducing new investors during the year ended December 31, 2023, amounted to MYR 137,912.

(c) Balances with related parties

	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
Included in trade receivables from related parties, net
Agroz Ventures Sdn. Bhd.	588,000	—	—
Isa Wellness Marketing	32,513	—	—
Agroz Vertical Farm Sdn. Bhd.	99,500	—	—
Total trade receivables from related parties, net	720,013	—	—

Included in amount due from a related party
Agroz Ventures Sdn. Bhd.	751,695	1,490,385	367,452
Total amount due from a related party	751,695	1,490,385	367,452

Included in prepayments to a related party
Braiven Co., Ltd.	5,517,306	9,566,537	2,358,614

Included in amounts due to related parties
HWG Cash	2,514,691	537,408	132,497
Gerard Lim	33,691	3,832,224	944,828
Braiven Co., Ltd.	40,226	76,677	18,905
Khoo Kwai Fun	35,898	—	—
Agroz Ventures Sdn. Bhd.	274,733	—	—
Agroz Vertical Farm Sdn. Bhd.	1,102,611	1,610,432	397,049
Total amounts due to related parties	4,001,850	6,056,741	1,493,279